Equity	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Equity [Abstract]
Equity

9. Equity

Ordinary shares

On August 11, 2023, the Company issued and allotted an aggregate of 95 ordinary shares at a consideration of US$ 0.0001 per share.

On October 12, 2023, the Company undertook a share subdivision to subdivided issued and unissued ordinary share with a par value of USD 0.0001 each in the share capital of the Company into 10 shares with a par value of USD 0.00001 each, the authorized share capital of the Company shall become USD 50,000 divided into 5,000,000,000 ordinary shares of par value USD 0.00001 each (the “Share Subdivision”). Immediately after completion of the Share Subdivision, the authorized share capital of the Company was approved to be redesignated from 5,000,000,000 ordinary shares of par value USD 0.00001 each to into (i)4,980,000,000 Class A ordinary shares of par value USD 0.00001 each (the Class A Ordinary Shares) and (ii)20,000,000 Class B ordinary shares of par value USD 0.00001 each (the Class B Ordinary Shares),and each holder of Class A Ordinary Shares shall be entitled to one vote for each Class A Ordinary Share held; and each holder of Class B Ordinary Shares shall be entitled to ten votes for each Class B Ordinary Share held on any and all matters (the “Share Redesignation”). As a result, the originally issued 95 ordinary shares were divided and redesignated into 820 Class A Ordinary Shares and 130 Class B Ordinary Shares.

On October 10, 2024, the Company entered into an underwriting agreement with Cathay Securities, Inc,, Inc. as representative named thereof, in connection with its initial public offering (“IPO”) of 2,150,000 Class A Ordinary Shares at a price of $4.00 per share. The Company’s Registration Statement on Form F-1 (File No. 333-280198) for the IPO, originally filed with the U.S. Securities and Exchange Commission on June 14, 2024 was declared effective by the Commission on September 30, 2024.

Meanwhile, the Company issued and allotted 8,199,180 Class A Ordinary Shares and 1,299,870 Class B Ordinary Shares at a consideration of US$ 0.00001 per share. Consequently, there were 8,700,000 Class A Ordinary Shares and 1,300,000 Class B Ordinary Shares in the aggregate. The insurance of shares, Share Subdivision and Share Redesignation were considered as a part of the reorganization of the Group and the share and per share are presented on a retroactive basis.

Restricted net assets

A significant portion of the Group’s operations are conducted through its PRC (excluding Hong Kong) subsidiaries, the Company’s ability to pay dividends is primarily dependent on receiving distributions of funds from subsidiaries. Relevant PRC statutory laws and regulations permit payments of dividends by subsidiaries only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations, and after it has met the PRC requirements for appropriation to statutory reserves. The Group is required to make appropriations to certain reserve funds, comprising the statutory surplus reserve and the discretionary surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC (“PRC GAAP”). Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital. Appropriations to the surplus reserve are made at the discretion of the Board of Directors. Paid-in capital of subsidiaries included in the Company’s consolidated net assets are also non-distributable for dividend purposes.

As a result of these PRC laws and regulations, the Company’s PRC subsidiaries are restricted in their ability to transfer a portion of their net assets to the Company. As of June 30, 2024 and December 31, 2024, net assets restricted in the aggregate, which include paid-in capital, additional paid-in capital and statutory reserve funds of the Company’s subsidiaries, that are included in the Company’s consolidated net assets were nil.

10.	Equity

(a) Ordinary shares

On August 11, 2023, the Company issued and allotted an aggregate of 95 ordinary shares at a consideration of US$0.0001 per share.

On October 12, 2023, the Company undertook a share subdivision to subdivided issued and unissued ordinary share with a par value of USD 0.0001 each in the share capital of the Company into 10 shares with a par value of USD 0.00001 each, the authorized share capital of the Company shall become USD 50,000 divided into 5,000,000,000 ordinary shares of par value USD 0.00001 each (the “Share Subdivision”). Immediately after completion of the Share Subdivision, the authorized share capital of the Company was approved to be redesignated from 5,000,000,000 ordinary shares of par value USD 0.00001 each to into (i)4,980,000,000 Class A ordinary shares of par value USD 0.00001 each (the Class A Ordinary Shares) and (ii)20,000,000 Class B ordinary shares of par value USD 0.00001 each (the Class B Ordinary Shares),and each holder of Class A Ordinary Shares shall be entitled to one vote for each Class A Ordinary Share held; and each holder of Class B Ordinary Shares shall be entitled to ten votes for each Class B Ordinary Share held on any and all matters (the “Share Redesignation”). As a result, the originally issued 95 ordinary shares were divided and redesignated into 820 Class A Ordinary Shares and 130 Class B Ordinary Shares.

Meanwhile, the Company issued and allotted 8,199,180 Class A Ordinary Shares and 1,299,870 Class B Ordinary Shares at a consideration of US$0.00001 per share. Consequently, there were 8,700,000 Class A Ordinary Shares and 1,300,000 Class B Ordinary Shares in the aggregate. The insurance of shares, Share Subdivision and Share Redesignation were considered as a part of the reorganization of the Group and the share and per share are presented on a retroactive basis.

(b) Restricted net assets

A significant portion of the Group’s operations are conducted through its PRC (excluding Hong Kong) subsidiaries, the Company’s ability to pay dividends is primarily dependent on receiving distributions of funds from subsidiaries. Relevant PRC statutory laws and regulations permit payments of dividends by subsidiaries only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations, and after it has met the PRC requirements for appropriation to statutory reserves. The Group is required to make appropriations to certain reserve funds, comprising the statutory surplus reserve and the discretionary surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC (“PRC GAAP”). Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital. Appropriations to the surplus reserve are made at the discretion of the Board of Directors. Paid-in capital of subsidiaries included in the Company’s consolidated net assets are also non-distributable for dividend purposes.

As a result of these PRC laws and regulations, the Company’s PRC subsidiaries are restricted in their ability to transfer a portion of their net assets to the Company. As of June 30, 2023 and 2024, net assets restricted in the aggregate, which include paid-in capital, additional paid-in capital and statutory reserve funds of the Company’s subsidiaries, that are included in the Company’s consolidated net assets were nil and RMB31,500,000, respectively.